Financial instruments: classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Assets	£ 775,858	£ 799,491
Financial Assets	775,858	799,491
Cash and balances at central banks
Financial instruments
Financial Assets	151,511	124,489
Trading assets
Financial instruments
Financial Assets	70,195	68,990
Derivatives
Financial instruments
Net hedging derivative assets	42	93
Financial Assets	109,556	166,523
Settlement balances
Financial instruments
Financial Assets	7,793	2,297
Loans to banks - amortised cost
Financial instruments
Items in course of collection from other banks	275	148
Financial Assets	8,176	6,955
Loans to customers - amortised cost
Financial instruments
Financial Assets	362,711	360,544
Other financial assets
Financial instruments
Financial Assets	51,469	55,148
Intangible assets
Financial instruments
Financial Assets	6,694	6,655
Other assets
Financial instruments
Financial Assets	7,753	7,890
MFVPL
Financial instruments
Financial Assets	180,091	235,953
MFVPL | Trading assets
Financial instruments
Financial Assets	70,195	68,990
MFVPL | Derivatives
Financial instruments
Financial Assets	109,556	166,523
MFVPL | Other financial assets
Financial instruments
Financial Assets	340	440
FVOCI
Financial instruments
Financial Assets	42,085	44,902
FVOCI | Other financial assets
Financial instruments
Financial Assets	42,085	44,902
Amortised cost
Financial instruments
Financial Assets	539,235	504,091
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	151,511	124,489
Amortised cost | Settlement balances
Financial instruments
Financial Assets	7,793	2,297
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	8,176	6,955
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	362,711	360,544
Amortised cost | Other financial assets
Financial instruments
Financial Assets	9,044	9,806
Other assets
Financial instruments
Financial Assets	14,447	14,545
Other assets | Intangible assets
Financial instruments
Financial Assets	6,694	6,655
Other assets | Other assets
Financial instruments
Financial Assets	£ 7,753	£ 7,890